Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2023		$ 575			$ (18,120,810)	$ (18,120,235)
Beginning balance (in Shares) at Dec. 31, 2023		5,750,000
Accrued excise tax on Common Stock Redemptions					(693,320)	(693,320)
Conversion of Class B Common Stock to Class A Common Stock	$ 575	$ (575)
Conversion of Class B Common Stock to Class A Common Stock (in Shares)	5,750,000	(5,750,000)
Remeasurement of Common Stock subject to redemption					(1,852,501)	(1,852,501)
Net (Loss) Income					(4,822,902)	(4,822,902)
Ending balance at Dec. 31, 2024	$ 575				(25,489,533)	(25,488,958)
Ending balance (in Shares) at Dec. 31, 2024	5,750,000
Accrued excise tax on Common Stock Redemptions					(30,269)	(30,269)
Remeasurement of Common Stock subject to redemption					(251,989)	(251,989)
Conversion of Class A Common Stock to Common Stock	$ (575)		$ 575
Conversion of Class A Common Stock to Common Stock (in Shares)	(5,750,000)		5,750,000
Conversion of Temporary Equity to Common Stock			$ 3	368,423		368,426
Conversion of Temporary Equity to Common Stock (in Shares)			25,261
Impact of Partial Waiver of Deferred Underwriting Fee					6,031,847	6,031,847
Reclass of Public Warrants to Equity				11,500,000		11,500,000
Common Stock Issued Upon Close			$ 80	7,999,920		8,000,000
Common Stock Issued Upon Close (in Shares)			800,000
Net (Loss) Income					(20,882,176)	(20,882,176)
Ending balance at Dec. 31, 2025			$ 658	$ 19,868,343	$ (40,622,120)	$ (20,753,119)
Ending balance (in Shares) at Dec. 31, 2025			6,575,561